OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2020
Composition Of Other Intangible Assets
The balance of other intangible assets, net, consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Computer software	5,858	6,452
Trademarks and domain names	5,429	5,730
Courseware	4,601	4,843
Business contracts	23,917	25,178
Copyrights	9,692	10,204
Others	871	918

Total intangible assets	50,368	53,325

Less: Accumulated amortization
Computer software	(4,316)	(5,001)
Trademarks and domain names	(2,727)	(3,790)
Courseware	(1,857)	(3,213)
Business contracts	(5,667)	(10,457)
Copyrights	(5,346)	(7,227)
Others	(342)	(476)

Accumulated amortization	(20,255)	(30,164)

Intangible assets, net	30,113	23,161

Estimated Amortization Expenses for Other Intangible Assets
The estimated amortization expenses for the intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2021	8,551
2022	6,846
2023	5,841
2024	1,447
2025	273
2026 and thereafter	203

23,161